Commitments and Contingencies (Allowance For Doubtful Debts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
Balance at beginning of period	$ 591	$ 755	$ 725
Provision		16	38
Reversal of provision		(180)
Write-off of provision			(8)
Balance at end of period	$ 591	$ 591	$ 755